Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 7 – Convertible Notes Payable

At various times during the nine months ended September 30, 2023, the Company entered into convertible promissory notes with principal amounts totaling $283,250 with a third party for which the proceeds were used for operations. The Company received net proceeds of $250,750, and an $32,500 original issuance discount was recorded. The convertible promissory notes incur interest at 10% per annum and mature on dates ranging from April 11, 2024, to September 29, 2024. The convertible promissory notes are convertible to shares of the Company’s common stock 180 days after issuance. The conversion price per share is equal to 63% of the average of the three (3) lowest trading prices of the Company’s common stock during the fifteen (15) trading days immediately preceding the applicable conversion date. The trading price is defined within the agreement as the closing bid price on the applicable trading market. The Company has the option to prepay the convertible notes in the first 180 days from closing subject to prepayment penalties ranging from 120% to 145% of principal balance plus interest, depending upon the date of prepayment. The convertible promissory notes include various default provisions for which the default interest rate increases to 22% per annum with the outstanding principal and accrued interest increasing by 150%. The Company was required to reserve at September 30, 2023 a total of 1,259,591,300 common shares in connection with these promissory notes.

Derivative liabilities

These convertible promissory notes are convertible into a variable number of shares of common stock for which there is not a floor to the number of common stock we might be required to issue. Based on the requirements of ASC 815 Derivatives and Hedging, the conversion feature represented an embedded derivative that is required to be bifurcated and accounted for as a separate derivative liability. The derivative liability is originally recorded at its estimated fair value and is required to be revalued at each conversion event and reporting period. Changes in the derivative liability fair value are reported in operating results each reporting period.

For the notes issued during the nine months ended September 30, 2023, the Company valued the conversion feature on the date of issuance resulting in an initial liability of $628,437. Since the fair value of the derivative was in excess of the proceeds received, a full discount to convertible notes payable and a day one loss on derivative liabilities of $78,868 was recorded during the nine months ended September 30, 2023. Upon issuance, the Company valued the conversion feature using the Black-Scholes option pricing model with the following assumptions: conversion prices ranging from $0.0008 to $0.0034, the closing stock price of the Company’s common stock on the date of valuation ranging from $0.0011 to $0.006, an expected dividend yield of 0%, expected volatility ranging from 124% to 160%, risk-free interest rate ranging from 4.67% to 5.46%, and an expected term of one year.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2023

During the nine months ended September 30, 2023, convertible notes with principal and accrued interest balances totaling $338,577 were converted into 218,504,885 shares of common stock. At each conversion date, the Company recalculated the value of the derivative liability associated with the convertible note recording a gain (loss) in connection with the change in fair market value. In addition, the fair value of the shares of common stock issued in excess or deficit of the pro-rata portion of the derivative liability as compared to the portion of the convertible note converted was recorded as a loss or gain on derivative liabilities. During the nine months ended September 30, 2023, the Company recorded $100,807 to gain on derivative liabilities in connection with these conversions. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following assumptions: conversion prices ranging from $0.0008 to $0.004, the closing stock price of the Company’s common stock on the date of valuation ranging from $0.001 to $0.006, an expected dividend yield of 0%, expected volatility ranging from 110% to 193%, risk-free interest rates ranging from 4.55% to 5.37%, and expected terms of 0.48 to 0.50 years.

On September 30, 2023, the derivative liabilities on the remaining convertible notes were revalued at $292,699 resulting in a gain of $93,836 for the nine months ended September 30, 2023, related to the change in fair value of the derivative liabilities. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following assumptions: exercise prices of $0.0008, the closing stock price of the Company’s common stock on the date of valuation of $0.002, an expected dividend yield of 0%, expected volatility ranging from 157% to 175%, risk-free interest rate of 5.46%, and an expected term ranging from 0.53 to 1 years.

The Company amortizes the discounts over the term of the convertible promissory notes using the straight-line method which is similar to the effective interest method. During the nine months ended September 30, 2023, and 2022, the Company amortized $299,268 and $461,058 to interest expense, respectively. As of September 30, 2023, discounts of $157,861 remained which will be amortized through September 2024.

Note 7 – Convertible notes payable

At various times during the year ended December 31, 2022, the Company entered into convertible promissory notes with principal amounts totaling $544,000 with third parties for which the proceeds were used for operations. The Company received net proceeds of $505,000, and a $39,000 original issuance discount was recorded. The convertible promissory notes incur interest at a rate of 10% per annum and mature on dates ranging from January 1, 2023 to December 5, 2023. The convertible promissory notes are convertible to shares of the Company’s common stock 180 days after issuance. The conversion price per share is equal to a percentage of 63% of the average of the three (3) lowest trading prices of the Company’s common stock during the fifteen (15) trading days immediately preceding the applicable conversion date. The trading price is defined within the agreement as the closing bid price on the applicable trading market. The Company has the option to prepay the convertible notes in the first 180 days from closing subject to prepayment penalties ranging from 120% to 145% of principal balance plus interest, depending upon the date of prepayment. The convertible promissory notes include various default provisions for which the default interest rate increases to 22% per annum with the outstanding principal and accrued interest increasing by 150%. The Company was required to reserve at December 31, 2022 a total of 267,136,056 common shares in connection with these promissory notes.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2022

Note 7 – Convertible notes payable (continued)

At various times during the year ended December 31, 2021, the Company entered into convertible promissory notes with principal amounts totaling $572,250 with third parties for which the proceeds were used for operations. The Company received net proceeds of $538,750, and a $33,500 original issuance discount was recorded. The convertible promissory notes incur interest at rates ranging from 10% to 12% per annum and mature on dates ranging from January 25, 2022 to December 15, 2022. The convertible promissory notes are convertible to shares of the Company’s common stock 180 days after issuance. The conversion price per share is equal to a percentage ranging from 61% to 63% of the average of the three (3) lowest trading prices of the Company’s common stock during the fifteen (15) trading days immediately preceding the applicable conversion date. The trading price is defined within the agreement as the closing bid price on the applicable trading market. The Company has the option to prepay the convertible notes in the first 180 days from closing subject to prepayment penalties ranging from 120% to 145% of principal balance plus interest, depending upon the date of prepayment. The convertible promissory notes include various default provisions for which the default interest rate increases to 22% per annum with the outstanding principal and accrued interest increasing by 150%. The Company was required to reserve at December 31, 2021 total of 95,273,690 common shares in connection with these promissory notes.

Derivative liabilities

These convertible promissory notes are convertible into a variable number of shares of common stock for which there is not a floor to the number of common stock we might be required to issue. Based on the requirements of ASC 815 Derivatives and Hedging, the conversion feature represented an embedded derivative that is required to be bifurcated and accounted for as a separate derivative liability. The derivative liability is originally recorded at its estimated fair value and is required to be revalued at each conversion event and reporting period. Changes in the derivative liability fair value are reported in operating results each reporting period.

For the notes issued during the year ended December 31, 2022, the Company valued the conversion features on the date of issuance resulting in initial liabilities totaling $674,971. Since the fair value of the derivative was in excess of the proceeds received, a full discount to convertible notes payable and a day one loss on derivative liabilities of $171,245 was recorded during the year ended December 31, 2022. The Company valued the conversion feature using the Black-Scholes option pricing model with the following assumptions: conversion prices ranging from $0.0058 to $0.0143, the closing stock price of the Company’s common stock on the dates of valuation ranging from $0.008 to $0.0272, an expected dividend yield of 0%, expected volatilities ranging from 148%-216%, risk-free interest rate ranging from 0.48% to 4.77%, and an expected term of one year.

During the year ended December 31, 2022, convertible notes principal plus their accrued interest totaling $774,176 were converted into 68,193,798 shares of common stock, of which 4,054,054 are yet to be issued as of December 31, 2022. At each conversion date, the Company recalculated the value of the derivative liability associated with the convertible note recording a gain (loss) in connection with the change in fair market value. In addition, the fair value of the shares of common stock issued in excess or deficit of the pro-rata portion of the derivative liability as compared to the portio of the convertible note converted was recorded as a loss or gain on derivative liabilities. During the year ended December 31, 2022, the Company recorded $39,770 to gain on derivative liabilities. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following assumptions: conversion prices ranging from $0.0038 to $0.016, the closing stock price of the Company’s common stock on the dates of valuation ranging from $0.006 to $0.026, an expected dividend yield of 0%, expected volatility ranging from 63% to 191%, risk-free interest rates ranging from 0.51% to 4.74%, and expected terms ranging from 0.44 to 0.50 years.

On December 31, 2022, the derivative liabilities on the remaining convertible notes were revalued at $202,144 resulting in a gain of $291,123 for the year ended December 31, 2022 related to the change in fair value of the derivative liabilities. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following assumptions: exercise price of $0.0038, the closing stock price of the Company’s common stock on the date of valuation of $0.006, an expected dividend yield of 0%, expected volatility ranging from 96% to 120%, risk-free interest rate of 4.71%, and an expected term ranging from 0.49 to 0.93 years.

For the notes issued during the year ended December 31, 2021, the Company valued the conversion features on the date of issuance resulting in initial liabilities totaling $1,077,756. Since the fair value of the derivative was in excess of the proceeds received, a full discount to convertible notes payable and a day one loss on derivative liabilities of $539,006 was recorded during the year ended December 31, 2021. The Company valued the conversion feature using the Black-Scholes option pricing model with the following assumptions: conversion prices ranging from $0.0039 to $0.0351, the closing stock price of the Company’s common stock on the dates of valuation ranging from $0.0217 to $0.0540, an expected dividend yield of 0%, expected volatilities ranging from 197%-264%, risk-free interest rate ranging from 0.05% to 0.29%, and an expected term of one year.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2022

Note 7 – Convertible notes payable (Continued)

During the year ended December 31, 2021, convertible notes principal plus their accrued interest totaling $529,735 were converted into 21,690,671 shares of common stock. At each conversion date, the Company recalculated the value of the derivative liability associated with the convertible note recording a gain (loss) in connection with the change in fair market value. In addition, the pro-rata portion of the derivative liability as compared to the portion of the convertible note converted was reclassed to additional paid-in capital. During the year ended December 31, 2021, the Company recorded $489,279 to additional paid-in capital. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following assumptions: conversion prices ranging from $0.0136 to $0.035, the closing stock price of the Company’s common stock on the dates of valuation ranging from $0.022 to $0.057, an expected dividend yield of 0%, expected volatility ranging from 125% to 251%, risk-free interest rates ranging from 0.06% to 0.29%, and expected terms ranging from 0.48 to 0.50 years.

On December 31, 2021, the derivative liabilities on the remaining five convertible notes were revalued at $531,525 resulting in a gain of $494,501 for the year ended December 31, 2021 related to the change in fair value of the derivative liabilities. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following assumptions: conversion prices ranging from $0.0123 to $0.0127, the closing stock price of the Company’s common stock on the date of valuation of $0.029, an expected dividend yield of 0%, expected volatility ranging from 165% to 218%, risk-free interest rate of 0.39%, and an expected term ranging from 0.53 to 0.96 years.

The Company amortizes the discounts over the term of the convertible promissory notes using the straight line method which is similar to the effective interest method. During the years ended December 31, 2022 and 2021, the Company amortized $593,463 and $541,612 to interest expense, respectively. As of December 31, 2022, discounts of $175,063 remained for which will be amortized through December 2023.